Segment Reporting - Schedule of Segment Reporting Information, by Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 303,176	$ 282,983
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	273,626	268,337
Operating Segments [Member] | Technology [Member]
Segment Reporting Information [Line Items]
Total assets	170,631	268,337
Operating Segments [Member] | Mobility [Member]
Segment Reporting Information [Line Items]
Total assets	69,832
Operating Segments [Member] | Factory [Member]
Segment Reporting Information [Line Items]
Total assets	33,163
Corporate [Member]
Segment Reporting Information [Line Items]
Total assets	$ 29,550	$ 14,646